Other Payables and Accruals	12 Months Ended
Apr. 30, 2012
Other Payables and Accruals [Abstract]
Other Payables and Accruals [Text Block]

9. Other Payables and Accruals

Other payables and accruals consist of the following:

	April 30,
	2011	2012
	HK$	HK$
Accrued salaries, wages and bonus	31,855	37,353
Accrued electricity and water	5,627	5,868
Deposit received	2,875	21,446
Provision for employees’ retirement benefit	7,290	12,175
Accrued commission and bonus	6,559	7,354
Accrued transportation expense	1,117	2,204
Accrued audit and professional fees	3,495	3,395
Accrued sundries expenses	15,203	16,201
Other payables	2,942	4,010
Derivative liabilities	1,540	811
Others	2,308	4,292
	80,811	115,109